Registration No. 333-72913

Registration No. 811-21887

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 15	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 2	☒

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT A

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Address of Depositor’s Principal Executive Offices) (Zip Code)

Depositor’s Telephone Number, including Area Code 414-271-1444

ROBERT J. BERDAN, Vice President, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering Continuous

It is proposed that this filing will become effective (check appropriate space)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (DATE) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (DATE) pursuant to paragraph (a)(1) of Rule 485

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts

The Prospectus included in Part A, the Statement of Additional Information included in Part B (including the portions of the financial statements of the Registrant and of the Depositor provided therewith), and the Other Information included in Part C (other than the Consent of PricewaterhouseCoopers LLP dated April 27, 2006) of Post-Effective Amendment No. 14 under the Securities Act of 1933 filed under Rule 485(a) and effective on May 1, 2006 (“Prior Post-Effective Amendment”), are incorporated into this Post-Effective Amendment and, except as otherwise provided herein, the Prior Post-Effective Amendment is not superseded.

PART C

OTHER INFORMATION

The paragraph set forth below is hereby added under Item 32 to Part C of the Form N-4 Registration Statement for NML Variable Annuity Account A (File No. 333-72913):

(e) The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the contracts.

Item 24.

(b)	Exhibits

Exhibit	Description
(b)(10)	Consent of PricewaterhouseCoopers LLP dated June 6, 2006	Filed herewith

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NML Variable Annuity Account A, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 6th day of June, 2006.

NML VARIABLE ANNUITY ACCOUNT A (Registrant)

By THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan, Vice President, General Counsel and Secretary		Edward J. Zore, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 6th day of June, 2006.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan, Vice President,		Edward J. Zore, President and Chief Executive Officer
General Counsel and Secretary

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title
/s/ EDWARD J. ZORE Edward J. Zore	Trustee, President and Chief Executive Officer; Principal Executive Officer

/s/ GARY A. POLINER Gary A. Poliner	Executive Vice President and Chief Financial Officer; Principal Financial Officer

/s/ JOHN C. KELLY John C. Kelly	Vice President and Controller; Principal Accounting Officer

/s/ J. THOMAS LEWIS* J. Thomas Lewis	Trustee

/s/ STEPHEN F. KELLER* Stephen F. Keller	Trustee

/s/ KATHRYN D. WRISTON* Kathryn D. Wriston	Trustee

/s/ BARRY L. WILLIAMS* Barry L. Williams	Trustee

/s/ EDWARD E. BARR* Edward E. Barr	Trustee

/s/ ROBERT C. BUCHANAN* Robert C. Buchanan	Trustee

/s/ H. MASON SIZEMORE, JR.* H. Mason Sizemore, Jr.	Trustee

/s/ JOHN J. STOLLENWERK* John J. Stollenwerk	Trustee

/s/ GEORGE A. DICKERMAN* George A. Dickerman	Trustee

/s/ JOHN E. STEURI* John E. Steuri	Trustee

/s/ BARBARA A. KING* Barbara A. King	Trustee

/s/ PETER M. SOMMERHAUSER* Peter M. Sommerhauser	Trustee

/s/ JAMES P. HACKETT* James P. Hackett	Trustee

/s/ JOHN M. BREMER* John M. Bremer	Trustee

/s/ PETER W. BRUCE* Peter W. Bruce	Trustee

/s/ DAVID A. ERNE* David A. Erne	Trustee

/s/ MARGERY KRAUS* Margery Kraus	Trustee

/s/ CONNIE K. DUCKWORTH* Connie K. Duckworth	Trustee

/s/ ULICE PAYNE, JR.* Ulice Payne, Jr.	Trustee

/s/ DAVID J. DRURY* David J. Drury	Trustee

/s/ HANS HELMERICH* Hans Helmerich	Trustee

*By:	/s/EDWARD J. ZORE
Edward J. Zore, Attorney in fact,
pursuant to the Power of Attorney filed
with Post-Effective Amendment No. 13 on
March 24, 2006

Each of the signatures is affixed as of June 6, 2006

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 15 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT A

Exhibit	Description
(b)(10)	Consent of PricewaterhouseCoopers LLP dated June 6, 2006	Filed herewith